Background of companies included in consolidation	12 Months Ended
Dec. 31, 2018
Disclosure of Background of companies included in consolidation [Abstract]
Background of companies included in consolidation [Text Block]
Note 6	Background of companies included in consolidation

6.1	Parent’s stand-alone assets and liabilities

	12/31/2018	12/31/2017
	ThUS$	ThUS$

Assets	3,737,892	3,658,528
Liabilities	(1,652,401)	(1,470,707)
Equity	2,085,491	2,187,821

6 .2	Parent entity

Pursuant to Article 99 of Law No. 18,045 of the Securities Market (the "Securities Market Law"), the Commission for Financial Market (the "CMF") may determine that a company does not have a controller in accordance with the distribution and dispersion of its ownership. On November 30, 2018, the CMF issued the ordinary letter No. 32.131 whereby it determined that Sociedad de Inversiones Pampa Calichera S.A., Potasios de Chile S.A. and Inversiones Global Mining (Chile) Limitada (the "Pampa Group"), do not exert decisive power over the management of the Company since it does not have a predominance in the ownership that allows it to make management decisions. Therefore, the CMF has determined not to consider Grupo Pampa the controller of the Company and that the Company does not have a controller given its current ownership structure.

6.3	Background on non-controlling interests

Subsidiary	% of interests in the ownership held by non-controlling interests,	Profit (loss) attributable to non- controlling interests		Equity, non-controlling interests		Dividends paid to non- controlling interests
		12/31/2018	12/31/2017	12/31/2018	12/31/2017	12/31/2018	12/31/2017
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Proinsa Ltda.	0.1%	-	-	-	-	-	-
SQM Potasio S.A.	0.0000001%	-	-	-	-	-	-
Ajay SQM Chile S.A.	49%	1,176	1,023	8,659	8,306	823	989
SQM Indonesia S.A.	20%	-	-	1	1	-	-
Soquimich Comercial S.A.	39.3616784%	1,375	100	41,855	49,247	8,910	1,264
Comercial Agrorama Ltda.	30%	(318)	(403)	(481)	(184)	-	-
Agrorama S.A.	0.001%	-	-	-	-	-	-
Orcoma Estudios SPA	49%	-	-	2,277	2,277	-	-
SQM (Thailand) Limited.	0.004%	-	-	-	-	-	-
Total		2,233	720	52,311	59,647	9,733	2,253